Fair values of financial instruments not carried at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	52,493	24,647	2,738	79,878	59,813	22,549	1,344	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,183	6,380	3,318	15,881	6,332	9,146	3,171	18,649
Derivatives	2,296	221,205	1,737	225,238	1,987	137,418	1,816	141,221
Financial investments	19,007	8,902	1,447	29,356	29,668	10,235	1,387	41,290
Liabilities
Trading liabilities	26,258	14,592	415	41,265	32,886	12,967	580	46,433
Financial liabilities designated at fair value	938	23,888	2,461	27,287	1,020	30,467	2,121	33,608
Derivatives	1,744	214,645	2,478	218,867	1,105	135,809	2,454	139,368

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 31 Dec 2022
Transfers from Level 1 to Level 2	126	1,194	—	39	—	—	—
Transfers from Level 2 to Level 1	189	682	—	32	—	—	—

At 31 Dec 2021
Transfers from Level 1 to Level 2	366	1,731	757	—	27	—	—
Transfers from Level 2 to Level 1	244	990	399	—	91	—	—

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are normally attributable to observability of valuation inputs and price transparency.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial Investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	85	59	3,058	—	3,202	104	—	—	104
Asset-backed securities	275	170	78	—	523	—	—	—	—
Structured notes	—	—	—	—	—	—	2,461	—	2,461
Derivatives	—	—	—	1,737	1,737	—	—	2,478	2,478
Other portfolios	1,087	2,509	182	—	3,778	311	—	—	311
At 31 Dec 2022	1,447	2,738	3,318	1,737	9,240	415	2,461	2,478	5,354

Private equity including strategic investments	79	1	2,898	—	2,978	7	—	—	7
Asset-backed securities	495	97	—	—	592	—	—	—	—
Structured notes	—	—	—	—	—	—	2,120	—	2,120
Derivatives	—	—	—	1,816	1,816	—	—	2,454	2,454
Other portfolios	813	1,246	273	—	2,332	573	1	—	574
At 31 Dec 2021	1,387	1,344	3,171	1,816	7,718	580	2,121	2,454	5,155
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial Investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	1,387	1,344	3,171	1,816	580	2,121	2,454
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(6)	(415)	(84)	564	(223)	(638)	723
– net income from financial instruments held for trading or managed on a fair value basis	—	(415)	—	564	(223)	—	723
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(84)	—	—	(638)	—
– gains less losses from financial investments at fair value through other comprehensive income	(6)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(145)	12	238	3	1	29	17
– financial investments: fair value gains/(losses)	(232)	—	—	—	—	—	—
– exchange differences	87	12	238	3	1	29	17
Purchases	601	2,067	562	—	151	—	—
New issuances	—	—	—	—	7	1,705	—
Sales	(142)	(716)	(594)	—	(120)	(78)	—
Settlements	(90)	(323)	(51)	(731)	(407)	(575)	(701)
Transfers out	(199)	(283)	(2)	(473)	(15)	(564)	(582)
Transfers in	41	1,052	78	558	441	461	567
At 31 Dec 2022	1,447	2,738	3,318	1,737	415	2,461	2,478
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	—	(5)	49	565	2	30	2,339
– trading income/(expense) excluding net interest income	—	(5)	—	565	2	—	2,339
– net income/(expense) from other financial instruments designated at fair value	—	—	49	—	—	30	—

At 1 Jan 2021	1,635	1,611	3,467	1,974	118	1,150	3,096
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	15	(77)	148	1,608	11	(316)	1,362
– net income from financial instruments held for trading or managed on a fair value basis	—	(77)	—	1,608	11	—	1,362
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	148	—	—	(316)	—
– gains less losses from financial investments at fair value through other comprehensive income	15	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(75)	(4)	(152)	(6)	(1)	(32)	(8)
– financial investments: fair value gains/(losses)	(27)	—	—	—	—	—	—
– exchange differences	(48)	(4)	(152)	(6)	(1)	(32)	(8)
Purchases	555	686	543	—	742	1	—
New issuances	—	—	—	—	25	2,213	—
Sales	(417)	(209)	(813)	—	(3)	(20)	—
Settlements	(109)	(506)	(5)	(1,722)	(504)	(1,053)	(2,343)
Transfers out	(218)	(668)	(41)	(368)	(5)	(137)	(465)
Transfers in	1	511	24	330	197	315	812
At 31 Dec 2021	1,387	1,344	3,171	1,816	580	2,121	2,454
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(11)	51	846	—	102	(721)
– trading income/(expense) excluding net interest income	—	(11)	—	846	—	—	(721)
– net income from other financial instruments designated at fair value	—	—	51	—	—	102	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2022
Assets
Loans and advances to banks	17,109	—	17,112	—	17,112
Loans and advances to customers	72,614	—	—	72,495	72,495
Reverse repurchase agreements – non-trading	53,949	—	53,949	—	53,949
Financial investments – at amortised cost	3,248	2,336	848	8	3,192
Liabilities
Deposits by banks	20,836	—	20,900	—	20,900
Customer accounts	215,948	—	215,955	—	215,955
Repurchase agreements – non-trading	32,901	—	32,901	—	32,902
Debt securities in issue	7,268	—	7,124	132	7,256
Subordinated liabilities	14,528	—	14,434	—	14,434

At 31 Dec 2021
Assets
Loans and advances to banks	10,784	—	10,786	—	10,786
Loans and advances to customers	91,177	—	—	91,276	91,276
Reverse repurchase agreements – non-trading	54,448	—	54,448	—	54,448
Financial investments – at amortised cost	10	2	—	8	10
Liabilities
Deposits by banks	32,188	—	32,102	—	32,102
Customer accounts	205,241	—	205,236	—	205,236
Repurchase agreements – non-trading	27,259	—	27,259	—	27,259
Debt securities in issue	9,428	—	9,286	144	9,430
Subordinated liabilities	12,488	—	13,118	—	13,118

Fair values of selected financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2022
Assets
Loans and advances to banks	127	—	131	—	131
Loans and advances to customers	21,067	—	—	19,481	19,481
Reverse repurchase agreements – non-trading	208	—	208	—	208
Liabilities
Deposits by banks	2	—	2	—	2
Customer accounts	20,478	—	20,393	—	20,393
Debt securities in issue	1,100	—	1,100	—	1,100